Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Large Cap Focus Value Fund, Inc.
Entity Central Index Key	0000216557
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000007847 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Large Cap Focus Value Fund, Inc.
Class Name	Class R Shares
Trading Symbol	MRBVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Large Cap Focus Value Fund, Inc. (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$63	1.17%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.17%	[1]
Net Assets	$ 1,947,640,641
Holdings Count | Holding	51
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,947,640,641
Number of Portfolio Holdings	51
Portfolio Turnover Rate	48%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.0%
Industrials	15.2%
Health Care	15.1%
Consumer Discretionary	10.8%
Information Technology	10.6%
Communication Services	6.4%
Consumer Staples	6.2%
Energy	5.2%
Materials	5.0%
Utilities	3.8%
Real Estate	2.6%
Short-Term Securities	1.1%
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	4.0%
Amazon.com, Inc.	3.5%
Citigroup, Inc.	3.4%
First Citizens BancShares, Inc., Class A	3.2%
Intercontinental Exchange, Inc.	3.2%
Samsung Electronics Co. Ltd.	3.0%
BP PLC, ADR	2.8%
SS&C Technologies Holdings, Inc.	2.8%
Rentokil Initial PLC	2.7%
Fidelity National Information Services, Inc.	2.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	4.0%
Amazon.com, Inc.	3.5%
Citigroup, Inc.	3.4%
First Citizens BancShares, Inc., Class A	3.2%
Intercontinental Exchange, Inc.	3.2%
Samsung Electronics Co. Ltd.	3.0%
BP PLC, ADR	2.8%
SS&C Technologies Holdings, Inc.	2.8%
Rentokil Initial PLC	2.7%
Fidelity National Information Services, Inc.	2.7%
(b)Excludes short-term securities.
C000152172 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Large Cap Focus Value Fund, Inc.
Class Name	Class K Shares
Trading Symbol	MBVKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Large Cap Focus Value Fund, Inc. (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$25	0.46%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.46%	[2]
Net Assets	$ 1,947,640,641
Holdings Count | Holding	51
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,947,640,641
Number of Portfolio Holdings	51
Portfolio Turnover Rate	48%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.0%
Industrials	15.2%
Health Care	15.1%
Consumer Discretionary	10.8%
Information Technology	10.6%
Communication Services	6.4%
Consumer Staples	6.2%
Energy	5.2%
Materials	5.0%
Utilities	3.8%
Real Estate	2.6%
Short-Term Securities	1.1%
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	4.0%
Amazon.com, Inc.	3.5%
Citigroup, Inc.	3.4%
First Citizens BancShares, Inc., Class A	3.2%
Intercontinental Exchange, Inc.	3.2%
Samsung Electronics Co. Ltd.	3.0%
BP PLC, ADR	2.8%
SS&C Technologies Holdings, Inc.	2.8%
Rentokil Initial PLC	2.7%
Fidelity National Information Services, Inc.	2.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	4.0%
Amazon.com, Inc.	3.5%
Citigroup, Inc.	3.4%
First Citizens BancShares, Inc., Class A	3.2%
Intercontinental Exchange, Inc.	3.2%
Samsung Electronics Co. Ltd.	3.0%
BP PLC, ADR	2.8%
SS&C Technologies Holdings, Inc.	2.8%
Rentokil Initial PLC	2.7%
Fidelity National Information Services, Inc.	2.7%
(b)Excludes short-term securities.
C000006076 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Large Cap Focus Value Fund, Inc.
Class Name	Investor C Shares
Trading Symbol	MCBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Large Cap Focus Value Fund, Inc. (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$88	1.63%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.63%	[3]
Net Assets	$ 1,947,640,641
Holdings Count | Holding	51
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,947,640,641
Number of Portfolio Holdings	51
Portfolio Turnover Rate	48%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.0%
Industrials	15.2%
Health Care	15.1%
Consumer Discretionary	10.8%
Information Technology	10.6%
Communication Services	6.4%
Consumer Staples	6.2%
Energy	5.2%
Materials	5.0%
Utilities	3.8%
Real Estate	2.6%
Short-Term Securities	1.1%
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	4.0%
Amazon.com, Inc.	3.5%
Citigroup, Inc.	3.4%
First Citizens BancShares, Inc., Class A	3.2%
Intercontinental Exchange, Inc.	3.2%
Samsung Electronics Co. Ltd.	3.0%
BP PLC, ADR	2.8%
SS&C Technologies Holdings, Inc.	2.8%
Rentokil Initial PLC	2.7%
Fidelity National Information Services, Inc.	2.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	4.0%
Amazon.com, Inc.	3.5%
Citigroup, Inc.	3.4%
First Citizens BancShares, Inc., Class A	3.2%
Intercontinental Exchange, Inc.	3.2%
Samsung Electronics Co. Ltd.	3.0%
BP PLC, ADR	2.8%
SS&C Technologies Holdings, Inc.	2.8%
Rentokil Initial PLC	2.7%
Fidelity National Information Services, Inc.	2.7%
(b)Excludes short-term securities.
C000006074 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Large Cap Focus Value Fund, Inc.
Class Name	Investor A Shares
Trading Symbol	MDBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Large Cap Focus Value Fund, Inc. (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$43	0.80%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%	[4]
Net Assets	$ 1,947,640,641
Holdings Count | Holding	51
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,947,640,641
Number of Portfolio Holdings	51
Portfolio Turnover Rate	48%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.0%
Industrials	15.2%
Health Care	15.1%
Consumer Discretionary	10.8%
Information Technology	10.6%
Communication Services	6.4%
Consumer Staples	6.2%
Energy	5.2%
Materials	5.0%
Utilities	3.8%
Real Estate	2.6%
Short-Term Securities	1.1%
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	4.0%
Amazon.com, Inc.	3.5%
Citigroup, Inc.	3.4%
First Citizens BancShares, Inc., Class A	3.2%
Intercontinental Exchange, Inc.	3.2%
Samsung Electronics Co. Ltd.	3.0%
BP PLC, ADR	2.8%
SS&C Technologies Holdings, Inc.	2.8%
Rentokil Initial PLC	2.7%
Fidelity National Information Services, Inc.	2.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	4.0%
Amazon.com, Inc.	3.5%
Citigroup, Inc.	3.4%
First Citizens BancShares, Inc., Class A	3.2%
Intercontinental Exchange, Inc.	3.2%
Samsung Electronics Co. Ltd.	3.0%
BP PLC, ADR	2.8%
SS&C Technologies Holdings, Inc.	2.8%
Rentokil Initial PLC	2.7%
Fidelity National Information Services, Inc.	2.7%
(b)Excludes short-term securities.
C000006077 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Large Cap Focus Value Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	MABAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Large Cap Focus Value Fund, Inc. (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$30	0.55%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.55%	[5]
Net Assets	$ 1,947,640,641
Holdings Count | Holding	51
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,947,640,641
Number of Portfolio Holdings	51
Portfolio Turnover Rate	48%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.0%
Industrials	15.2%
Health Care	15.1%
Consumer Discretionary	10.8%
Information Technology	10.6%
Communication Services	6.4%
Consumer Staples	6.2%
Energy	5.2%
Materials	5.0%
Utilities	3.8%
Real Estate	2.6%
Short-Term Securities	1.1%
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	4.0%
Amazon.com, Inc.	3.5%
Citigroup, Inc.	3.4%
First Citizens BancShares, Inc., Class A	3.2%
Intercontinental Exchange, Inc.	3.2%
Samsung Electronics Co. Ltd.	3.0%
BP PLC, ADR	2.8%
SS&C Technologies Holdings, Inc.	2.8%
Rentokil Initial PLC	2.7%
Fidelity National Information Services, Inc.	2.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	4.0%
Amazon.com, Inc.	3.5%
Citigroup, Inc.	3.4%
First Citizens BancShares, Inc., Class A	3.2%
Intercontinental Exchange, Inc.	3.2%
Samsung Electronics Co. Ltd.	3.0%
BP PLC, ADR	2.8%
SS&C Technologies Holdings, Inc.	2.8%
Rentokil Initial PLC	2.7%
Fidelity National Information Services, Inc.	2.7%
(b)Excludes short-term securities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.